Note 16 - Common Stock (Details Textual) - USD ($)			12 Months Ended
	Jun. 04, 2021	May 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 22, 2022	May 31, 2021
Proceeds from Issuance of Common Stock			$ 2,685,602	$ 9,975,312	$ 0
Stock Repurchase Program, Authorized Amount						$ 10,000,000
Stock Repurchased and Retired During Period, Shares (in shares)			140,301
Stock Repurchased and Retired During Period, Value			$ 1,999,262
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		2,254,830	65,130	341,017
Stock Repurchased and Retired During Period, Shares (in shares)			140,301
Stock Repurchased and Retired During Period, Value			$ 1,403
Conversion From Ergina Shipping Loan to Common Stock [Member]
Debt Conversion, Original Debt, Amount	$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	180,308
Ergina Shipping Ltd. [Member]
Debt Instrument, Face Amount							$ 6,000,000.0
At-the-market (ATM) [Member]
Stock Issued During Period, Shares, New Issues (in shares)				341,017
Proceeds from Issuance of Common Stock				$ 9,980,000
At-the-market (ATM) [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			65,130
Proceeds from Issuance of Common Stock			$ 2,690,000
May 2018 Plan [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture, Total (in shares)			58,600	49,650	44,900